Goodwill and intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and intangible assets [Abstract]
Goodwill and intangible assets
13.   Goodwill and intangible assets:

Goodwill: Goodwill identified represents the purchase price in excess of the fair value of the identifiable net assets of the acquired business at the date of acquisition.

The goodwill presented in the accompanying consolidated balance sheets is analyzed as follows:

	Year Ended December 31,
	2011	2012
Balance at beginning of year	37,946	37,946
Balance at end of year	37,946	37,946

The decline in the Company's stock price such that the market capitalization was lower than the consolidated net book value indicated the need for an impairment assessment as of December 31, 2012. The Company calculated the fair value of the reporting unit using the discounted cash flow method, and determined that the fair value of the reporting unit exceeded its book value including the goodwill. The discounted cash flows calculation is subject to management judgment related to revenue growth, capacity utilization, the weighted average cost of capital (WACC), of approximately 7%, and the future price of marine fuel products. No impairment loss was recorded at December 31, 2012.

Intangible assets: The Company has identified finite-lived intangible assets associated with concession agreements acquired with the purchase of the Portland subsidiary, Las Palmas and Panama sites with remaining weighted-average amortization period of 17.1 years and a non-compete covenant acquired with the Aegean NWE Business with remaining amortization period of 3.8 years. The total remaining weighted-average amortization period of finite-lived intangible assets is 15.7 years as of December 31, 2012. The values recorded have been recognized at the date of the acquisition and are amortized on a straight line basis over their useful life.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

		Concession Agreements
		Concession Agreements	Non-compete covenant	Total

Cost	December 31, 2011	19,797	3,365	23,162
	December 31, 2012	19,797	3,365	23,162

Accumulated Amortization	December 31, 2011	(2,234)	(905)	(3,139)
	December 31, 2012	(3,222)	(1,422)	(4,644)

NBV	December 31, 2011	17,563	2,460	20,023
	December 31, 2012	16,575	1,943	18,518
	2013	988	517	1,505
	2014	988	517	1,505
Amortization Schedule	2015	988	517	1,505
	2016	988	392	1,380
	2017	988	-	988
	Thereafter	11,635	-	11,635